CONDENSED CONSOLIDATING GUARANTOR FINANCIAL STATEMENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Guarantees [Abstract]
CONDENSED CONSOLIDATING GUARANTOR FINANCIAL STATEMENTS
CONDENSED CONSOLIDATING GUARANTOR FINANCIAL STATEMENTS

During the third quarter of 2013, but subsequent to the issuance of the Company's financial statements as of June 30, 2013 as filed on Form 10-Q, the Company revised its condensed consolidating balance sheets as of June 30, 2013 and December 31, 2012 and statements of operations for the three and six months ended June 30, 2013 to reflect Shale Hunter as a guarantor and Eagle Ford Hunter as a non guarantor under both the currently effective universal shelf registration statement of the Company on Form S-3 and our senior notes.  The impact of this revision to the Guarantor Subsidiaries and Non Guarantor Subsidiaries columns of the balance sheet is an increase and decrease, respectively, in total assets of $40.5 million at June 30, 2013 and decrease and increase, respectively, of $264.1 million at December 31, 2012. The impact of this revision to the Guarantor Subsidiaries and Non Guarantor Subsidiaries columns of the statements of operations was a decrease and an increase, respectively, in loss attributable to common shareholders of $769,000 for the six months ended June 30, 2013.

Effective Universal Shelf Registration Statement

Certain of the Company's wholly-owned subsidiaries, Eagle Ford Hunter (up to April 24, 2013, when it was sold to Penn Virginia), Triad Hunter, NGAS Hunter, LLC, Magnum Hunter Production, Inc., Williston Hunter, Inc., Williston Hunter ND, LLC and Bakken Hunter, LLC (collectively, “Guarantor Subsidiaries”), have fully and unconditionally guaranteed, on a joint and several basis, the obligations of the Company under any debt securities that the Company may issue from time to time pursuant to a currently effective universal shelf registration statement of the Company on Form S-3, which issuances of debt securities cannot be made until the Company again becomes eligible to use the Form S-3 registration statement.

These condensed consolidating guarantor financial statements have been revised to reflect Eagle Ford Hunter as a non-guarantor as the subsidiary was no longer a guarantor upon the closing of the sale on April 24,2013.

Condensed consolidating financial information for Magnum Hunter, the Guarantor Subsidiaries and the other subsidiaries of the Company (the “Non Guarantor Subsidiaries”) as of June 30, 2013 and December 31, 2012, and for the three and six months ended June 30, 2013 and 2012, are as follows:

Magnum Hunter Resources Corporation and Subsidiaries Condensed Consolidating Balance Sheets
(in thousands)

	As of June 30, 2013
	Magnum Hunter Resources Corporation	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Magnum Hunter Resources Corporation Consolidated
ASSETS
Current assets	$70,615	$65,479	$45,810	$(8,004)	$173,900
Intercompany accounts receivable	756,306	—	—	(756,306)	—
Property and equipment (using successful efforts method of accounting)	7,476	1,213,016	577,248	—	1,797,740
Investment in subsidiaries	681,755	102,097	92,967	(876,819)	—
Other assets	20,378	1,846	42,056	—	64,280
Total Assets	$1,536,530	$1,382,438	$758,081	$(1,641,129)	$2,035,920

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities	$28,161	$120,970	$33,930	$(8,043)	$175,018
Intercompany accounts payable	—	725,035	31,235	(756,270)	—
Long-term liabilities	602,089	78,608	143,404	—	824,101
Redeemable preferred stock	100,000	—	121,271	—	221,271
Shareholders’ equity	806,280	457,825	428,241	(876,816)	815,530
Total Liabilities and Shareholders’ Equity	$1,536,530	$1,382,438	$758,081	$(1,641,129)	$2,035,920

Magnum Hunter Resources Corporation and Subsidiaries Condensed Consolidating Balance Sheets
(in thousands)

	As of December 31, 2012
	Magnum Hunter Resources Corporation	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Magnum Hunter Resources Corporation Consolidated
ASSETS
Current assets	$63,167	$48,320	$124,041	$(31,209)	$204,319
Intercompany accounts receivable	803,834	—	—	(803,834)	—
Property and equipment (using successful efforts method of accounting)	9,596	1,148,714	766,103	—	1,924,413
Investment in subsidiaries	763,856	101,342	102,354	(967,552)	—
Other assets	20,849	5,341	43,710	—	69,900
Total Assets	$1,661,302	$1,303,717	$1,036,208	$(1,802,595)	$2,198,632

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities	$28,503	$109,536	$135,994	$(30,377)	$243,656
Intercompany accounts payable	—	611,932	191,902	(803,834)	—
Long-term liabilities	831,286	83,192	127,968	—	1,042,446
Redeemable preferred stock	100,000	—	100,878	—	200,878
Shareholders’ equity	701,513	499,057	479,466	(968,384)	711,652
Total Liabilities and Shareholders’ Equity	$1,661,302	$1,303,717	$1,036,208	$(1,802,595)	$2,198,632

Magnum Hunter Resources Corporation and Subsidiaries Condensed Consolidating Statements of Operations
(in thousands)

	Three Months Ended June 30, 2013
	Magnum Hunter Resources Corporation	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Magnum Hunter Resources Corporation Consolidated
Revenues	$(960)	$56,476	$30,782	$(2,258)	$84,040
Expenses	15,604	72,750	46,505	(2,258)	132,601
Loss from continuing operations before equity in net income of subsidiary	(16,564)	(16,274)	(15,723)	—	(48,561)
Equity in net income of subsidiary	(29,192)	(113)	(1,582)	30,887	—
Income (loss) from continuing operations before income taxes	(45,756)	(16,387)	(17,305)	30,887	(48,561)
Income tax benefit	41,945	913	708	—	43,566
Income (loss) from continuing operations, net of tax	(3,811)	(15,474)	(16,597)	30,887	(4,995)
Income from discontinued operations, net of tax	(8,453)	—	6,050	—	(2,403)
Gain on sale of discontinued operations, net of tax	172,452	—	—	—	172,452
Net income (loss)	160,188	(15,474)	(10,547)	30,887	165,054
Net loss attributable to non-controlling interest	—	—	—	386	386
Net income (loss) attributable to Magnum Hunter Resources Corporation	160,188	(15,474)	(10,547)	31,273	165,440
Dividends on preferred stock	(8,877)	—	(5,252)	—	(14,129)
Net income (loss) attributable to common shareholders	$151,311	$(15,474)	$(15,799)	$31,273	$151,311
	Three Months Ended June 30, 2012
	Magnum Hunter Resources Corporation	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Magnum Hunter Resources Corporation Consolidated
Revenues	$252	$26,742	$15,898	$(434)	$42,458
Expenses	7,168	35,276	24,177	(434)	66,187
Loss from continuing operations before equity in net income of subsidiary	(6,916)	(8,534)	(8,279)	—	(23,729)
Equity in net income of subsidiary	(8,963)	—	(3,607)	12,570	—
Income (loss) from continuing operations before income taxes	(15,879)	(8,534)	(11,886)	12,570	(23,729)
Income tax benefit	—	2,206	4,652	—	6,858
Income (loss) from continuing operations, net of tax	(15,879)	(6,328)	(7,234)	12,570	(16,871)
Income from discontinued operations, net of tax	—	—	2,416	—	2,416
Gain on sale of discontinued operations, net of tax	—	—	—	—	—
Net income (loss)	(15,879)	(6,328)	(4,818)	12,570	(14,455)
Net loss attributable to non-controlling interest	—	—	—	(48)	(48)
Net income (loss) attributable to Magnum Hunter Resources Corporation	(15,879)	(6,328)	(4,818)	12,522	(14,503)
Dividends on preferred stock	(4,937)	—	(3,268)	—	(8,205)
Net income (loss) attributable to common shareholders	$(20,816)	$(6,328)	$(8,086)	$12,522	$(22,708)
Magnum Hunter Resources Corporation and Subsidiaries Condensed Consolidating Statements of Operations
(in thousands)

	Six Months Ended June 30, 2013
	Magnum Hunter Resources Corporation	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Magnum Hunter Resources Corporation Consolidated
Revenues	$(1,134)	$93,696	$67,357	$(3,702)	$156,217
Expenses	55,237	133,777	85,631	(3,702)	270,943
Loss from continuing operations before equity in net income of subsidiary	(56,371)	(40,081)	(18,274)	—	(114,726)
Equity in net income of subsidiary	(38,163)	(642)	(9,387)	48,192	—
Income (loss) from continuing operations before income taxes	(94,534)	(40,723)	(27,661)	48,192	(114,726)
Income tax benefit	41,945	5,767	708	—	48,420
Income (loss) from continuing operations, net of tax	(52,589)	(34,956)	(26,953)	48,192	(66,306)
Income from discontinued operations, net of tax	(8,453)	—	22,661	—	14,208
Gain on sale of discontinued operations, net of tax	172,452	—	—	—	172,452
Net income (loss)	111,410	(34,956)	(4,292)	48,192	120,354
Net loss attributable to non-controlling interest	—	—	—	889	889
Net income (loss) attributable to Magnum Hunter Resources Corporation	111,410	(34,956)	(4,292)	49,081	121,243
Dividends on preferred stock	(17,783)	—	(9,834)	—	(27,617)
Net income (loss) attributable to common shareholders	$93,627	$(34,956)	$(14,126)	$49,081	$93,626
	Six Months Ended June 30, 2012
	Magnum Hunter Resources Corporation	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Magnum Hunter Resources Corporation Consolidated
Revenues	$461	$52,889	$33,082	$(1,645)	$84,787
Expenses	23,943	70,232	36,161	(1,645)	128,691
Income (loss) from continuing operations before equity in net income of subsidiary	(23,482)	(17,343)	(3,079)	—	(43,904)
Equity in net income of subsidiary	(5,028)	—	(5,882)	10,910	—
Income (loss) from continuing operations before income taxes	(28,510)	(17,343)	(8,961)	10,910	(43,904)
Income tax benefit (expense)	—	5,080	4,070	—	9,150
Income (loss) from continuing operations, net of tax	(28,510)	(12,263)	(4,891)	10,910	(34,754)
Income from discontinued operations, net of tax	—	—	7,517	—	7,517
Gain on sale of discontinued operations, net of tax	—	2,224	—	—	2,224
Net income (loss)	(28,510)	(10,039)	2,626	10,910	(25,013)
Net loss attributable to non-controlling interest	—	—	—	(22)	(22)
Net income (loss) attributable to Magnum Hunter Resources Corporation	(28,510)	(10,039)	2,626	10,888	(25,035)
Dividends on preferred stock	(9,384)	—	(3,476)	—	(12,860)
Net income (loss) attributable to common shareholders	$(37,894)	$(10,039)	$(850)	$10,888	$(37,895)

Magnum Hunter Resources Corporation and Subsidiaries
Condensed Consolidating Statements of Comprehensive Income (Loss)
(in thousands)

	Three Months Ended June 30, 2013
	Magnum Hunter Resources Corporation	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Magnum Hunter Resources Corporation Consolidated
Net income (loss)	$160,188	$(15,474)	$(10,547)	$30,887	$165,054
Foreign currency translation loss	—	—	(7,070)	—	(7,070)
Unrealized gain (loss) on available for sale securities	4,700	(234)	—	—	4,466
Comprehensive income (loss)	164,888	(15,708)	(17,617)	30,887	162,450
Comprehensive income (loss) attributable to non-controlling interest	—	—	—	386	386
Comprehensive income (loss) attributable to Magnum Hunter Resources Corporation	$164,888	$(15,708)	$(17,617)	$31,273	162,836

	Three Months Ended June 30, 2012
	Magnum Hunter Resources Corporation	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Magnum Hunter Resources Corporation Consolidated
Net income (loss)	$(15,879)	$(6,328)	$(4,818)	$12,570	$(14,455)
Foreign currency translation loss	—	—	(4,119)	—	(4,119)
Unrealized gain (loss) on available for sale securities	—	(188)	—	—	(188)
Comprehensive income (loss)	(15,879)	(6,516)	(8,937)	12,570	(18,762)
Comprehensive income (loss) attributable to non-controlling interest	—	—	—	(48)	(48)
Comprehensive income (loss) attributable to Magnum Hunter Resources Corporation	$(15,879)	(6,516)	(8,937)	12,522	$(18,810)

Magnum Hunter Resources Corporation and Subsidiaries
Condensed Consolidating Statements of Comprehensive Income (Loss)
(in thousands)

	Six Months Ended June 30, 2013
	Magnum Hunter Resources Corporation	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Magnum Hunter Resources Corporation Consolidated
Net income (loss)	$111,410	$(34,956)	$(4,292)	$48,192	$120,354
Foreign currency translation loss	—	—	(11,799)	—	(11,799)
Unrealized gain (loss) on available for sale securities	4,700	(251)	—	—	4,449
Comprehensive income (loss)	116,110	(35,207)	(16,091)	48,192	113,004
Comprehensive income (loss) attributable to non-controlling interest	—	—	—	889	889
Comprehensive income (loss) attributable to Magnum Hunter Resources Corporation	$116,110	$(35,207)	$(16,091)	$49,081	$113,893

	Six Months Ended June 30, 2012
	Magnum Hunter Resources Corporation	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Magnum Hunter Resources Corporation Consolidated
Net income (loss)	$(28,510)	$(10,039)	$2,626	$10,910	$(25,013)
Foreign currency translation loss	—	—	(617)	—	(617)
Unrealized gain (loss) on available for sale securities	—	(265)	—	—	(265)
Comprehensive income (loss)	(28,510)	(10,304)	2,009	10,910	(25,895)
Comprehensive income (loss) attributable to non-controlling interest	—	—	—	(22)	(22)
Comprehensive income (loss) attributable to Magnum Hunter Resources Corporation	$(28,510)	$(10,304)	$2,009	$10,888	$(25,917)

Magnum Hunter Resources Corporation and Subsidiaries Condensed Consolidating Statements of Cash Flows
(in thousands)

	Six Months Ended June 30, 2013
	Magnum Hunter Resources Corporation	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Magnum Hunter Resources Corporation Consolidated
Cash flow from operating activities	$(156,721)	$135,532	$95,057	$—	$73,868
Cash flow from investing activities	371,970	(137,404)	(130,368)	—	104,198
Cash flow from financing activities	(224,493)	(40)	21,943	—	(202,590)

Effect of exchange rate changes on cash	—	—	(357)	—	(357)
Net increase (decrease) in cash	(9,244)	(1,912)	(13,725)	—	(24,881)
Cash at beginning of period	26,872	(4,462)	35,213	—	57,623

Cash at end of period	$17,628	$(6,374)	$21,488	$—	$32,742

	Six Months Ended June 30, 2012
	Magnum Hunter Resources Corporation	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Magnum Hunter Resources Corporation Consolidated
Cash flow from operating activities	$(478,862)	$469,230	$58,797	$—	$49,165
Cash flow from investing activities	(361)	(465,767)	(192,592)	—	(658,720)
Cash flow from financing activities	475,668	(1,864)	145,695	—	619,499

Effect of exchange rate changes on cash	—	—	(33)	—	(33)
Net increase (decrease) in cash	(3,555)	1,599	11,867	—	9,911
Cash at beginning of period	18,758	(445)	(3,462)	—	14,851

Cash at end of period	$15,203	$1,154	$8,405	$—	$24,762

Senior Notes

Certain of the Company’s subsidiaries, including Alpha Hunter Drilling, LLC, Bakken Hunter, LLC, Eagle Ford Hunter (up to April 24, 2013, when it was sold to Penn Virginia), Hunter Aviation, LLC, Hunter Real Estate, LLC, Magnum Hunter Marketing, LLC, Magnum Hunter Production, Inc., Magnum Hunter Resources, GP, LLC, Magnum Hunter Resources, LP, NGAS Gathering, LLC, NGAS Hunter, LLC, PRC Williston, LLC, Triad Hunter, Williston Hunter, Inc., Williston Hunter ND, LLC, and Virco, (collectively, "Guarantor Subsidiaries"), have guaranteed, on a joint and several, and senior unsecured, basis, the obligations of the Company under all the Senior Notes issued under the indenture entered into by the Company on May 16, 2012, as supplemented.

Condensed consolidating financial information for Magnum Hunter Resources Corporation, the Guarantor Subsidiaries and the other subsidiaries of the Company (the “Non Guarantor Subsidiaries”) as of June 30, 2013 and December 31, 2012, and for the three and six months ended June 30, 2013 and 2012, are as follows:

Magnum Hunter Resources Corporation and Subsidiaries
Condensed Consolidating Balance Sheets
(in thousands)

	As of June 30, 2013
	Magnum Hunter Resources Corporation	PRC Williston, LLC	Wholly-Owned Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Magnum Hunter Resources Corporation Consolidated
ASSETS
Current assets	$70,615	$1,200	$78,806	$31,283	$(8,004)	$173,900
Intercompany accounts receivable	756,306	—	—	—	(756,306)	—
Property and equipment (using successful efforts method of accounting)	7,476	16,569	1,354,529	419,166	—	1,797,740
Investment in subsidiaries	681,755	—	102,097	92,967	(876,819)	—
Other assets	20,378	—	1,906	41,996	—	64,280
Total Assets	$1,536,530	$17,769	$1,537,338	$585,412	$(1,641,129)	$2,035,920

LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities	$28,161	$2,814	$133,067	$19,019	$(8,043)	$175,018
Intercompany accounts payable	—	59,872	630,633	65,765	(756,270)	—
Long-term liabilities	602,089	1,338	96,743	123,931	—	824,101
Redeemable preferred stock	100,000	—	—	121,271	—	221,271
Shareholders' equity (deficit)	806,280	(46,255)	676,895	255,426	(876,816)	815,530
Total Liabilities and Shareholders' Equity	$1,536,530	$17,769	$1,537,338	$585,412	$(1,641,129)	$2,035,920

Magnum Hunter Resources Corporation and Subsidiaries
Condensed Consolidating Balance Sheets
(in thousands)

	As of December 31, 2012
	Magnum Hunter Resources Corporation	PRC Williston, LLC	Wholly-Owned Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Magnum Hunter Resources Corporation Consolidated
ASSETS
Current assets	$63,167	$703	$60,552	$111,126	$(31,229)	$204,319
Intercompany accounts receivable	803,834	—	—	—	(803,834)	—
Property and equipment (using successful efforts method of accounting)	9,596	18,257	1,276,467	620,093	—	1,924,413
Investment in subsidiaries	763,856	—	101,341	102,354	(967,551)	—
Other assets	20,849	—	5,451	43,600	—	69,900
Total Assets	$1,661,302	$18,960	$1,443,811	$877,173	$(1,802,614)	$2,198,632

LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities	$28,503	$2,291	$117,511	$125,727	$(30,376)	$243,656
Intercompany accounts payable	—	58,966	508,254	236,636	(803,856)	—
Long-term liabilities	831,286	1,274	97,271	112,615	—	1,042,446
Redeemable preferred stock	100,000	—	—	100,878	—	200,878
Shareholders' equity (deficit)	701,513	(43,571)	720,775	301,317	(968,382)	711,652
Total Liabilities and Shareholders' Equity	$1,661,302	$18,960	$1,443,811	$877,173	$(1,802,614)	$2,198,632

Magnum Hunter Resources Corporation and Subsidiaries
Condensed Consolidating Statements of Operations
(in thousands)

	Three Months Ended June 30, 2013
	Magnum Hunter Resources Corporation	PRC Williston, LLC	Wholly-Owned Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Magnum Hunter Resources Corporation Consolidated
Revenues	$(960)	$1,687	$70,634	$14,937	$(2,258)	$84,040
Expenses	15,604	4,028	89,439	25,788	(2,258)	132,601
Loss from continuing operations before equity in net income of subsidiaries	(16,564)	(2,341)	(18,805)	(10,851)	—	(48,561)
Equity in net income of subsidiaries	(29,192)	—	(113)	(1,582)	30,887	—
Loss from continuing operations before income tax	(45,756)	(2,341)	(18,918)	(12,433)	30,887	(48,561)
Income tax benefit	41,945	—	913	708	—	43,566
Loss from continuing operations	(3,811)	(2,341)	(18,005)	(11,725)	30,887	(4,995)
Income from discontinued operations, net of tax	(8,453)	—	—	6,050	—	(2,403)
Gain on sale of discontinued operations, net of tax	172,452	—	—	—	—	172,452
Net income (loss)	160,188	(2,341)	(18,005)	(5,675)	30,887	165,054
Net loss attributable to non-controlling interest	—	—	—	—	386	386
Net loss attributable to Magnum Hunter Resources Corporation	160,188	(2,341)	(18,005)	(5,675)	31,273	165,440
Dividends on preferred stock	(8,877)	—	—	(5,252)	—	(14,129)
Net income (loss) attributable to common shareholders	$151,311	$(2,341)	$(18,005)	$(10,927)	$31,273	$151,311
	Three Months Ended June 30, 2012
	Magnum Hunter Resources Corporation	PRC Williston, Inc.	Wholly-Owned Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Magnum Hunter Resources Corporation Consolidated
Revenues	$252	$2,102	$28,865	$11,673	$(434)	$42,458
Expenses	7,168	1,723	37,613	20,117	(434)	66,187
Income (loss) from continuing operations before equity in net income of subsidiaries	(6,916)	379	(8,748)	(8,444)	—	(23,729)
Equity in net income of subsidiaries	(8,963)	—	—	(3,607)	12,570	—
Income (loss) from continuing operations before income tax	(15,879)	379	(8,748)	(12,051)	12,570	(23,729)
Income tax benefit	—	—	2,206	4,652	—	6,858
Income (loss) from continuing operations	(15,879)	379	(6,542)	(7,399)	12,570	(16,871)
Income from discontinued operations, net of tax	—	—	—	2,416	—	2,416
Gain on sale of discontinued operations, net of tax	—	—	—	—	—	—
Net income (loss)	(15,879)	379	(6,542)	(4,983)	12,570	(14,455)
Net loss attributable to non-controlling interest	—	—	—	—	(48)	(48)
Net income (loss) attributable to Magnum Hunter Resources Corporation	(15,879)	379	(6,542)	(4,983)	12,522	(14,503)
Dividends on preferred stock	(4,937)	—	—	(3,268)	—	(8,205)
Net income (loss) attributable to common shareholders	$(20,816)	$379	$(6,542)	$(8,251)	$12,522	$(22,708)
Magnum Hunter Resources Corporation and Subsidiaries
Condensed Consolidating Statements of Operations
(in thousands)

	Six Months Ended June 30, 2013
	Magnum Hunter Resources Corporation	PRC Williston, Inc.	Wholly-Owned Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Magnum Hunter Resources Corporation Consolidated
Revenues	$(1,134)	$3,295	$123,162	$34,596	$(3,702)	$156,217
Expenses	55,237	5,981	166,453	46,974	(3,702)	270,943
Loss from continuing operations before equity in net income of subsidiaries	(56,371)	(2,686)	(43,291)	(12,378)	—	(114,726)
Equity in net income of subsidiaries	(38,163)	—	(642)	(9,387)	48,192	—
Loss from continuing operations before income tax	(94,534)	(2,686)	(43,933)	(21,765)	48,192	(114,726)
Income tax benefit	41,945	—	5,767	708	—	48,420
Loss from continuing operations	(52,589)	(2,686)	(38,166)	(21,057)	48,192	(66,306)
Income from discontinued operations, net of tax	(8,453)	—	—	22,661	—	14,208
Gain on sale of discontinued operations, net of tax	172,452	—	—	—	—	172,452
Net income (loss)	111,410	(2,686)	(38,166)	1,604	48,192	120,354
Net income attributable to non-controlling interest	—		—	—	889	889
Net loss attributable to Magnum Hunter Resources Corporation	111,410	(2,686)	(38,166)	1,604	49,081	121,243
Dividends on preferred stock	(17,783)	—	—	(9,834)	—	(27,617)
Net income (loss) attributable to common shareholders	$93,627	$(2,686)	$(38,166)	$(8,230)	$49,081	$93,626
	Six Months Ended June 30, 2012
	Magnum Hunter Resources Corporation	PRC Williston, Inc.	Wholly-Owned Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Magnum Hunter Resources Corporation Consolidated
Revenues	$461	$4,189	$59,606	$22,176	$(1,645)	$84,787
Expenses	23,943	4,015	75,251	27,127	(1,645)	128,691
Income (loss) from continuing operations before equity in net income of subsidiaries	(23,482)	174	(15,645)	(4,951)	—	(43,904)
Equity in net income of subsidiaries	(5,028)	—	—	(5,882)	10,910	—
Income (loss) from continuing operations before income tax	(28,510)	174	(15,645)	(10,833)	10,910	(43,904)
Income tax benefit	—	—	5,080	4,070	—	9,150
Income (loss) from continuing operations	(28,510)	174	(10,565)	(6,763)	10,910	(34,754)
Income from discontinued operations, net of tax	—	—	—	7,517	—	7,517
Gain on sale of discontinued operations, net of tax	—	—	2,224	—	—	2,224
Net income (loss)	(28,510)	174	(8,341)	754	10,910	(25,013)
Net loss attributable to non-controlling interest	—	—	—	—	(22)	(22)
Net income (loss) attributable to Magnum Hunter Resources Corporation	(28,510)	174	(8,341)	754	10,888	(25,035)
Dividends on preferred stock	(9,384)	—	—	(3,476)	—	(12,860)
Net income (loss) attributable to common shareholders	$(37,894)	$174	$(8,341)	$(2,722)	$10,888	$(37,895)

Magnum Hunter Resources Corporation and Subsidiaries
Condensed Consolidating Statements of Comprehensive Income (Loss)
(in thousands)

	Three Months Ended June 30, 2013
	Magnum Hunter Resources Corporation	PRC Williston, LLC	Wholly-Owned Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Magnum Hunter Resources Corporation Consolidated
Net income (loss)	$160,188	$(2,341)	$(18,005)	$(5,675)	$30,887	165,054
Foreign currency translation loss	—	—	—	(7,070)	—	(7,070)
Unrealized gain (loss) on available for sale securities	4,700	—	(234)	—	—	4,466
Comprehensive income (loss)	164,888	(2,341)	(18,239)	(12,745)	30,887	162,450
Comprehensive income (loss) attributable to non-controlling interest	—	—	—	—	386	386
Comprehensive income (loss) attributable to Magnum Hunter Resources Corporation	$164,888	$(2,341)	$(18,239)	$(12,745)	$31,273	162,836

	Three Months Ended June 30, 2012
	Magnum Hunter Resources Corporation	PRC Williston, LLC	Wholly-Owned Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Magnum Hunter Resources Corporation Consolidated
Net income (loss)	$(15,879)	$379	$(6,542)	$(4,983)	$12,570	(14,455)
Foreign currency translation loss	—	—	—	(4,119)	—	(4,119)
Unrealized gain (loss) on available for sale securities	—	—	(188)	—	—	(188)
Comprehensive income (loss)	(15,879)	379	(6,730)	(9,102)	12,570	(18,762)
Comprehensive income (loss) attributable to non-controlling interest	—	—	—	—	(48)	(48)
Comprehensive income (loss) attributable to Magnum Hunter Resources Corporation	$(15,879)	379	(6,730)	(9,102)	12,522	(18,810)

Magnum Hunter Resources Corporation and Subsidiaries
Condensed Consolidating Statements of Comprehensive Income (Loss)
(in thousands)

	Six Months Ended June 30, 2013
	Magnum Hunter Resources Corporation	PRC Williston, LLC	Wholly-Owned Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Magnum Hunter Resources Corporation Consolidated
Net income (loss)	$111,410	$(2,686)	$(38,166)	$1,604	$48,192	$120,354
Foreign currency translation loss	—	—	—	(11,799)	—	(11,799)
Unrealized gain (loss) on available for sale securities	4,700	—	(251)	—	—	4,449
Comprehensive income (loss)	116,110	(2,686)	(38,417)	(10,195)	48,192	113,004
Comprehensive income (loss) attributable to non-controlling interest	—	—	—	—	889	889
Comprehensive income (loss) attributable to Magnum Hunter Resources Corporation	$116,110	$(2,686)	$(38,417)	$(10,195)	$49,081	$113,893

	Six Months Ended June 30, 2012
	Magnum Hunter Resources Corporation	PRC Williston, LLC	Wholly-Owned Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Magnum Hunter Resources Corporation Consolidated
Net income (loss)	$(28,510)	$174	$(8,341)	$754	$10,910	$(25,013)
Foreign currency translation loss	—	—	—	(617)	—	(617)
Unrealized gain (loss) on available for sale securities	—	—	(265)	—	—	(265)
Comprehensive income (loss)	(28,510)	174	(8,606)	137	10,910	(25,895)
Comprehensive income (loss) attributable to non-controlling interest	—	—	—	—	(22)	(22)
Comprehensive income (loss) attributable to Magnum Hunter Resources Corporation	$(28,510)	$174	$(8,606)	$137	$10,888	$(25,917)

Magnum Hunter Resources Corporation and Subsidiaries
Condensed Consolidating Statements of Cash Flows
(in thousands)

	Six Months Ended June 30, 2013
	Magnum Hunter Resources Corporation	PRC Williston, LLC	Wholly-Owned Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Magnum Hunter Resources Corporation Consolidated
Cash flow from operating activities	$(156,721)	$(134)	$146,932	$83,791	$—	$73,868
Cash flow from investing activities	371,970	184	(152,127)	(115,829)	—	104,198
Cash flow from financing activities	(224,493)	—	4,051	17,852	—	(202,590)

Effect of exchange rate changes on cash	—	—	—	(357)	—	(357)
Net increase (decrease) in cash	(9,244)	50	(1,144)	(14,543)	—	(24,881)
Cash at beginning of period	26,872	—	(4,187)	34,938	—	57,623

Cash at end of period	$17,628	$50	$(5,331)	$20,395	$—	$32,742

	Six Months Ended June 30, 2012
	Magnum Hunter Resources Corporation	PRC Williston, LLC	Wholly-Owned Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Magnum Hunter Resources Corporation Consolidated
Cash flow from operating activities	$(478,862)	$48	$470,683	$57,296	$—	$49,165
Cash flow from investing activities	(361)	(48)	(467,835)	(190,476)	—	(658,720)
Cash flow from financing activities	475,668	—	(1,628)	145,459	—	619,499

Effect of exchange rate changes on cash	—	—	—	(33)	—	(33)
Net increase (decrease) in cash	(3,555)	—	1,220	12,246	—	9,911
Cash at beginning of period	18,758	—	(546)	(3,361)	—	14,851

Cash at end of period	$15,203	$—	$674	$8,885	$—	$24,762

CONDENSED CONSOLIDATING GUARANTOR FINANCIAL STATEMENTS

Debt Securities Under Universal Shelf Registration Statement

Certain of the Company’s wholly-owned subsidiaries, Eagle Ford Hunter, Inc., Triad Hunter, LLC, NGAS Hunter, LLC, Magnum Hunter Production, Inc., Williston Hunter, Inc., Williston Hunter ND, LLC, and Bakken Hunter, LLC (collectively, “Guarantor Subsidiaries”), have fully and unconditionally guaranteed the obligations of the Company under any debt securities that it may issue under a universal shelf registration statement on Form S-3, on a joint and several basis.

These condensed consolidating guarantor financial statements have been revised to reflect Eagle Ford Hunter as a non-guarantor as the subsidiary was no longer a guarantor upon the closing of the sale on April 24,2013. See "Note 7 - Discontinued Operations".

Condensed consolidating financial information for Magnum Hunter Resources Corporation, the Guarantor Subsidiaries and the other subsidiaries of the Company (the “Non Guarantor Subsidiaries”) as of December 31, 2012 and 2011 and for the years ended December 31, 2012, 2011, and 2010, was as follows:

Magnum Hunter Resources Corporation and Subsidiaries
Condensed Consolidating Balance Sheets
(in thousands)

	As of December 31, 2012
	Magnum Hunter Resources Corporation	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Magnum Hunter Resources Corporation Consolidated
ASSETS
Current assets	$63,167	$48,320	$124,041	$(31,209)	$204,319
Intercompany accounts receivable	803,834	—	—	(803,834)	—
Property and equipment (using successful efforts accounting)	9,596	1,148,714	766,103	—	1,924,413
Investment in subsidiaries	763,856	101,342	102,354	(967,552)	—
Other assets	20,849	5,341	43,710	—	69,900
Total Assets	$1,661,302	$1,303,717	$1,036,208	$(1,802,595)	$2,198,632
LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities	$28,503	$109,536	$135,994	$(30,377)	$243,656
Intercompany accounts payable	—	611,932	191,902	(803,834)	—
Long-term liabilities	831,286	83,192	127,968	—	1,042,446
Redeemable preferred stock	100,000	—	100,878	—	200,878
Shareholders' equity	701,513	499,057	479,466	(968,384)	711,652
Total Liabilities and Shareholders' Equity	$1,661,302	$1,303,717	$1,036,208	$(1,802,595)	$2,198,632

Magnum Hunter Resources Corporation and Subsidiaries
Condensed Consolidating Balance Sheets
(in thousands)

	As of December 31, 2011
	Magnum Hunter Resources Corporation	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Magnum Hunter Resources Corporation Consolidated
ASSETS
Current assets	$25,401	$19,145	$32,556	$567	$77,669
Intercompany accounts receivable	667,557	—	—	(667,557)	—
Property and equipment (using successful efforts accounting)	13,287	627,544	434,303	—	1,075,134
Investment in subsidiaries (1)	147,491	64,784	126,655	(338,930)	—
Other assets	9,151	440	6,366	—	15,957
Total Assets	$862,887	$711,913	$599,880	$(1,005,920)	$1,168,760
LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities	$21,112	$81,927	$64,056	$580	$167,675
Intercompany accounts payable	—	232,534	435,023	(667,557)	—
Long-term liabilities	253,319	93,426	63,688	—	410,433
Redeemable preferred stock	100,000	—	—	—	100,000
Shareholders' equity (1)	488,456	304,026	37,113	(338,943)	490,652
Total Liabilities and Shareholders' Equity	$862,887	$711,913	$599,880	$(1,005,920)	$1,168,760

(1) In the third quarter of 2012, the Company revised its condensed consolidating balance sheet for the year ended December 31, 2011, to correct the presentation of Guarantor and Non-Guarantor shareholders' equity and the corresponding impact to investment in subsidiaries in the Magnum Hunter Resources Corporation column. The impact of this revision to the Guarantor Subsidiaries and Magnum Hunter Resources Corporation is an increase of equity and investment in subsidiaries of approximately $45.3 million and $32.2 million, respectively, for the year ended December 31, 2011. Management concluded the revision was not material to the related financial statements.

Magnum Hunter Resources Corporation and Subsidiaries
Condensed Consolidating Statements of Operations
(in thousands)

	For the Year Ended December 31, 2012
	Magnum Hunter Resources Corporation	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Magnum Hunter Resources Corporation Consolidated
Revenues	$565	$122,606	$79,334	$(3,645)	$198,860
Expenses	53,883	194,085	141,289	(1,790)	387,467
Loss from continuing operations before equity in net income of subsidiaries	(53,318)	(71,479)	(61,955)	(1,855)	(188,607)
Equity in net income of subsidiaries	(91,254)	458	(23,362)	114,158	—
Loss from continuing operations before income tax	(144,572)	(71,021)	(85,317)	112,303	(188,607)
Income tax benefit	—	14,796	17,400	—	32,196
Loss from continuing operations	(144,572)	(56,225)	(67,917)	112,303	(156,411)
Income from discontinued operations, net of tax	—	(124)	17,405	—	17,281
Gain on sale of discontinued operations, net of tax	—	2,409	—	—	2,409
Net income (loss)	(144,572)	(53,940)	(50,512)	112,303	(136,721)
Net loss attributable to non-controlling interest	—	—	—	4,013	4,013
Net loss attributable to Magnum Hunter Resources Corporation	(144,572)	(53,940)	(50,512)	116,316	(132,708)
Dividends on preferred stock	(22,842)	—	(11,864)	—	(34,706)
Net income (loss) attributable to common shareholders	$(167,414)	$(53,940)	$(62,376)	$116,316	$(167,414)

	For the Year Ended December 31, 2011
	Magnum Hunter Resources Corporation	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Magnum Hunter Resources Corporation Consolidated
Revenues	$1,071	$60,780	$35,369	$(3,779)	$93,441
Expenses	68,772	82,105	32,974	(3,779)	180,072
Loss from continuing operations before equity in net income of subsidiaries	(67,701)	(21,325)	2,395	—	(86,631)
Equity in net income of subsidiaries	(8,960)	(2,196)	(939)	12,095	—
Loss from continuing operations before income tax	(76,661)	(23,521)	1,456	12,095	(86,631)
Income tax benefit	—	571	2,416	—	2,987
Loss from continuing operations	(76,661)	(22,950)	3,872	12,095	(83,644)
Income from discontinued operations, net of tax	—	—	7,232	—	7,232
Net income (loss)	(76,661)	(22,950)	11,104	12,095	(76,412)
Net income attributable to non-controlling interest	—	—		(249)	(249)
Net loss attributable to Magnum Hunter Resources Corporation	(76,661)	(22,950)	11,104	11,846	(76,661)
Dividends on preferred stock	(14,007)	—	—	—	(14,007)
Net income (loss) attributable to common shareholders	$(90,668)	$(22,950)	$11,104	$11,846	$(90,668)

Magnum Hunter Resources Corporation and Subsidiaries
Condensed Consolidating Statements of Operations
(in thousands)

	For the Year Ended December 31, 2010
	Magnum Hunter Resources Corporation	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Magnum Hunter Resources Corporation Consolidated
Revenues	$1,395	$16,558	$12,993	$(2,337)	$28,609
Expenses	27,421	13,501	12,836	(2,337)	51,421
Loss from continuing operations before equity in net income of subsidiaries	(26,026)	3,057	157	—	(22,812)
Equity in net income of subsidiaries	3,769	—	—	(3,769)	—
Loss from continuing operations	(22,257)	3,057	157	(3,769)	(22,812)
Income from discontinued operations, net of tax	1,797	—	684	—	2,481
Gain on sale of discontinued operations, net of tax	6,660	—	—	—	6,660
Net income (loss)	(13,800)	3,057	841	(3,769)	(13,671)
Net income attributable to non-controlling interest	—	—	—	(129)	(129)
Net loss attributable to Magnum Hunter Resources Corporation	(13,800)	3,057	841	(3,898)	(13,800)
Dividends on preferred stock	(2,467)	—	—	—	(2,467)
Net income (loss) attributable to common shareholders	$(16,267)	$3,057	$841	$(3,898)	$(16,267)

Magnum Hunter Resources Corporation and Subsidiaries
Condensed Consolidating Statements of Comprehensive Income (Loss)
(in thousands)

	For the Year Ended December 31, 2012
	Magnum Hunter Resources Corporation	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Magnum Hunter Resources Corporation Consolidated
Net income (loss)	$(144,572)	$(53,940)	$(50,512)	$112,303	$(136,721)
Foreign currency translation loss	—	—	3,883	—	3,883
Unrealized gain (loss) on available for sale securities	—	(309)	—	—	(309)
Comprehensive income (loss)	(144,572)	(54,249)	(46,629)	112,303	(133,147)
Comprehensive income (loss) attributable to non-controlling interest	—	—	—	4,013	4,013
Comprehensive income (loss) attributable to Magnum Hunter Resources Corporation	$(144,572)	$(54,249)	$(46,629)	$116,316	$(129,134)

	For the Year Ended December 31, 2011
	Magnum Hunter Resources Corporation	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Magnum Hunter Resources Corporation Consolidated
Net income (loss)	$(76,661)	$(22,950)	$11,104	$12,095	$(76,412)
Foreign currency translation loss	—	—	(12,477)	—	(12,477)
Unrealized gain (loss) on available for sale securities	—	14	—	—	14
Comprehensive income (loss)	(76,661)	(22,936)	(1,373)	12,095	(88,875)
Comprehensive income (loss) attributable to non-controlling interest	—	—	—	(249)	(249)
Comprehensive income (loss) attributable to Magnum Hunter Resources Corporation	$(76,661)	$(22,936)	$(1,373)	$11,846	$(89,124)

	For the Year Ended December 31, 2010
	Magnum Hunter Resources Corporation	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Magnum Hunter Resources Corporation Consolidated
Net income (loss)	$(13,800)	$3,057	$841	$(3,769)	$(13,671)
Foreign currency translation loss	—	—	—	—	—
Unrealized gain (loss) on available for sale securities	—	—	—	—	—
Comprehensive income (loss)	(13,800)	3,057	841	(3,769)	(13,671)
Comprehensive income (loss) attributable to non-controlling interest	—	—	—	(129)	(129)
Comprehensive income (loss) attributable to Magnum Hunter Resources Corporation	$(13,800)	$3,057	$841	$(3,898)	$(13,800)

Magnum Hunter Resources Corporation and Subsidiaries
Condensed Consolidating Statements of Cash Flows
(in thousands)

	For the Year Ended December 31, 2012
	Magnum Hunter Resources Corporation	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Magnum Hunter Resources Corporation Consolidated
Cash flow from operating activities	$(458,921)	$275,914	$241,018	$—	$58,011
Cash flow from investing activities	(364,045)	(277,965)	(367,197)	—	(1,009,207)
Cash flow from financing activities	831,080	(1,966)	167,328	—	996,442
Effect of exchange rate changes on cash	—	—	(2,474)	—	(2,474)
Net increase (decrease) in cash	8,114	(4,017)	38,675	—	42,772
Cash at beginning of period	18,758	(445)	(3,462)	—	14,851
Cash at end of period	$26,872	$(4,462)	$35,213	$—	$57,623

	For the Year Ended December 31, 2011
	Magnum Hunter Resources Corporation	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Magnum Hunter Resources Corporation Consolidated
Cash flow from operating activities	$(203,251)	$136,974	$100,115	$—	$33,838
Cash flow from investing activities	(90,464)	(136,489)	(134,762)	—	(361,715)
Cash flow from financing activities	310,917	(310)	31,586	—	342,193
Effect of exchange rate changes on cash	—	—	(19)	—	(19)
Net increase (decrease) in cash	17,202	175	(3,080)	—	14,297
Cash at beginning of period	1,556	(620)	(382)	—	554
Cash at end of period	$18,758	$(445)	$(3,462)	$—	$14,851

	For the Year Ended December 31, 2010
	Magnum Hunter Resources Corporation	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Magnum Hunter Resources Corporation Consolidated
Cash flow from operating activities	$(92,809)	$36,982	$54,659	$—	$(1,168)
Cash flow from investing activities	(21,926)	(40,862)	(55,493)	—	(118,281)
Cash flow from financing activities	117,998	(322)	45	—	117,721
Net increase (decrease) in cash	3,263	(4,202)	(789)	—	(1,728)
Cash at beginning of period	(1,707)	3,582	407	—	2,282
Cash at end of period	$1,556	$(620)	$(382)	$—	$554

Senior Notes

Certain of the Company’s subsidiaries, including Alpha Hunter Drilling, LLC, Bakken Hunter, LLC, Eagle Ford Hunter, Inc., Hunter Aviation, LLC, Hunter Real Estate, LLC, Magnum Hunter Marketing, LLC, Magnum Hunter Production, Inc., Magnum Hunter Resources, GP, LLC, Magnum Hunter Resources, LP, NGAS Gathering, LLC, NGAS Hunter, LLC, PRC Williston, LLC, Triad Hunter, LLC, Williston Hunter, Inc., Williston Hunter ND, LLC, and Viking International Resources, Co., Inc. (collectively, "Guarantor Subsidiaries"), jointly and severally guarantee on a senior unsecured basis, the obligations of the Company under all the Senior Notes issued under the indenture entered into by the Company on May 16, 2012, as supplemented.

These condensed consolidating guarantor financial statements have been revised to reflect Eagle Ford Hunter as a non-guarantor as the subsidiary was no longer a guarantor upon the closing of the sale on April 24,2013. See "Note 7 - Discontinued Operations".

Condensed consolidating financial information for Magnum Hunter Resources Corporation , the Guarantor Subsidiaries and the other subsidiaries of the Company (the "Non Guarantor Subsidiaries") as of December 31, 2012, 2011, 2010 and for the years then ended was as follows:

Magnum Hunter Resources Corporation and Subsidiaries
Condensed Consolidating Balance Sheets
(in thousands)

	As of December 31, 2012
	Magnum Hunter Resources Corporation	PRC Williston	Wholly-Owned Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Magnum Hunter Resources Corporation Consolidated
ASSETS
Current assets	$63,167	$703	$60,552	$111,126	$(31,229)	$204,319
Intercompany accounts receivable	803,834	—	—	—	(803,834)	—
Property and equipment (using successful efforts accounting)	9,596	18,257	1,276,467	620,093	—	1,924,413
Investment in subsidiaries	763,856	—	101,341	102,354	(967,551)	—
Other assets	20,849	—	5,451	43,600	—	69,900
Total Assets	$1,661,302	$18,960	$1,443,811	$877,173	$(1,802,614)	$2,198,632

LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities	$28,503	$2,291	$117,511	$125,727	$(30,376)	$243,656
Intercompany accounts payable	—	58,966	508,254	236,636	(803,856)	—
Long-term liabilities	831,286	1,274	97,271	112,615	—	1,042,446
Redeemable preferred stock	100,000	—	—	100,878	—	200,878
Shareholders' equity (deficit)	701,513	(43,571)	720,775	301,317	(968,382)	711,652
Total Liabilities and Shareholders' Equity	$1,661,302	$18,960	$1,443,811	$877,173	$(1,802,614)	$2,198,632

Magnum Hunter Resources Corporation and Subsidiaries
Condensed Consolidating Balance Sheets
(in thousands)

	As of December 31, 2011
	Magnum Hunter Resources Corporation	PRC Williston	Wholly-Owned Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Magnum Hunter Resources Corporation Consolidated
ASSETS
Current assets	$25,401	$2,188	$21,932	$27,503	$645	$77,669
Intercompany accounts receivable	667,557	—	—	—	(667,557)	—
Property and equipment (using successful efforts accounting)	13,287	32,607	636,854	392,511	(125)	1,075,134
Investment in subsidiaries	147,491	—	62,672	125,716	(335,879)	—
Other assets	9,151	—	466	6,340	—	15,957
Total Assets	$862,887	$34,795	$721,924	$552,070	$(1,002,916)	$1,168,760

LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities	$21,112	$1,319	$85,516	$59,671	$57	$167,675
Intercompany accounts payable	—	60,173	234,468	390,934	(685,575)	—
Long-term liabilities	253,319	1,983	96,885	58,246	—	410,433
Redeemable preferred stock	100,000	—	—	—	—	100,000
Shareholders' equity (deficit)	488,456	(28,680)	305,055	43,219	(317,398)	490,652
Total Liabilities and Shareholders' Equity	$862,887	$34,795	$721,924	$552,070	$(1,002,916)	$1,168,760

Magnum Hunter Resources Corporation and Subsidiaries
Condensed Consolidating Statements of Operations
(in thousands)

	For the Year Ended December 31, 2012
	Magnum Hunter Resources Corporation	PRC Williston, Inc.	Wholly-Owned Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Magnum Hunter Resources Corporation Consolidated
Revenues	$565	$7,614	$141,106	$53,220	$(3,645)	$198,860
Expenses	53,883	22,505	211,404	82,972	16,703	387,467
Loss from continuing operations before equity in net income of subsidiaries	(53,318)	(14,891)	(70,298)	(29,752)	(20,348)	(188,607)
Equity in net income of subsidiaries	(91,254)	—	458	(23,362)	114,158	—
Loss from continuing operations before income tax	(144,572)	(14,891)	(69,840)	(53,114)	93,810	(188,607)
Income tax benefit	—	—	14,796	17,400	—	32,196
Loss from continuing operations	(144,572)	(14,891)	(55,044)	(35,714)	93,810	(156,411)
Income from discontinued operations, net of tax	—	—	(124)	17,405	—	17,281
Gain on sale of discontinued operations, net of tax	—	—	2,409	—	—	2,409
Net income (loss)	(144,572)	(14,891)	(52,759)	(18,309)	93,810	(136,721)
Net loss attributable to non-controlling interest	—		—		4,013	4,013
Net loss attributable to Magnum Hunter Resources Corporation	(144,572)	(14,891)	(52,759)	(18,309)	97,823	(132,708)
Dividends on preferred stock	(22,842)	—	—	(11,864)	—	(34,706)
Net income (loss) attributable to common shareholders	$(167,414)	$(14,891)	$(52,759)	$(30,173)	$97,823	$(167,414)

	For the Year Ended December 31, 2011
	Magnum Hunter Resources Corporation	PRC Williston, Inc.	Wholly-Owned Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Magnum Hunter Resources Corporation Consolidated
Revenues	$1,071	$8,687	$70,205	$17,256	$(3,778)	$93,441
Expenses	68,772	11,704	91,651	16,728	(8,783)	180,072
Loss from continuing operations before equity in net income of subsidiaries	(67,701)	(3,017)	(21,446)	528	5,005	(86,631)
Equity in net income of subsidiaries	(8,960)	—	(2,196)	(939)	12,095	—
Loss from continuing operations before income tax	(76,661)	(3,017)	(23,642)	(411)	17,100	(86,631)
Income tax benefit	—	—	571	2,416	—	2,987
Loss from continuing operations	(76,661)	(3,017)	(23,071)	2,005	17,100	(83,644)
Income from discontinued operations, net of tax	—	—	—	7,232	—	7,232
Net income (loss)	(76,661)	(3,017)	(23,071)	9,237	17,100	(76,412)
Net income attributable to non-controlling interest	—	—	—	—	(249)	(249)
Net loss attributable to Magnum Hunter Resources Corporation	(76,661)	(3,017)	(23,071)	9,237	16,851	(76,661)
Dividends on preferred stock	(14,007)	—	—	—	—	(14,007)
Net income (loss) attributable to common shareholders	$(90,668)	$(3,017)	$(23,071)	$9,237	$16,851	$(90,668)
Magnum Hunter Resources Corporation and Subsidiaries
Condensed Consolidating Statements of Operations
(in thousands)

	For the Year Ended December 31, 2010
	Magnum Hunter Resources Corporation	PRC Williston, Inc.	Wholly-Owned Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Magnum Hunter Resources Corporation Consolidated
Revenues	$1,395	$8,178	$19,949	$1,424	$(2,337)	$28,609
Expenses	27,421	15,275	17,578	1,610	(10,463)	51,421
Loss from continuing operations before equity in net income of subsidiaries	(26,026)	(7,097)	2,371	(186)	8,126	(22,812)
Equity in net income of subsidiaries	3,769	—	—	—	(3,769)	—
Loss from continuing operations	(22,257)	(7,097)	2,371	(186)	4,357	(22,812)
Income from discontinued operations, net of tax	1,797	—	—	684	—	2,481
Gain on sale of discontinued operations, net of tax	6,660	—	—	—	—	6,660
Net income (loss)	(13,800)	(7,097)	2,371	498	4,357	(13,671)
Net income attributable to non-controlling interest	—	—	—	—	(129)	(129)
Net loss attributable to Magnum Hunter Resources Corporation	(13,800)	(7,097)	2,371	498	4,228	(13,800)
Dividends on preferred stock	(2,467)	—	—	—	—	(2,467)
Net income (loss) attributable to common shareholders	$(16,267)	$(7,097)	$2,371	$498	$4,228	$(16,267)

Magnum Hunter Resources Corporation and Subsidiaries
Condensed Consolidating Statements of Comprehensive Income (Loss)
(in thousands)

	For the Year Ended December 31, 2012
	Magnum Hunter Resources Corporation	PRC Williston, Inc.	Wholly-Owned Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Magnum Hunter Resources Corporation Consolidated
Net income (loss)	$(144,572)	$(14,891)	$(52,759)	$(18,309)	$93,810	$(136,721)
Foreign currency translation loss	—	—	—	3,883	—	3,883
Unrealized gain (loss) on available for sale securities	—	—	(309)	—	—	(309)
Comprehensive income (loss)	(144,572)	(14,891)	(53,068)	(14,426)	93,810	(133,147)
Comprehensive income (loss) attributable to non-controlling interest	—	—	—	—	4,013	4,013
Comprehensive income (loss) attributable to Magnum Hunter Resources Corporation	$(144,572)	$(14,891)	$(53,068)	$(14,426)	$97,823	$(129,134)

	For the Year Ended December 31, 2011
	Magnum Hunter Resources Corporation	PRC Williston, Inc.	Wholly-Owned Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Magnum Hunter Resources Corporation Consolidated
Net income (loss)	$(76,661)	$(3,017)	$(23,071)	$9,237	$17,100	$(76,412)
Foreign currency translation loss	—	—	—	(12,477)	—	(12,477)
Unrealized gain (loss) on available for sale securities	—	—	14	—	—	14
Comprehensive income (loss)	(76,661)	(3,017)	(23,057)	(3,240)	17,100	(88,875)
Comprehensive income (loss) attributable to non-controlling interest	—	—	—	—	(249)	(249)
Comprehensive income (loss) attributable to Magnum Hunter Resources Corporation	$(76,661)	$(3,017)	$(23,057)	$(3,240)	$16,851	$(89,124)

	For the Year Ended December 31, 2010
	Magnum Hunter Resources Corporation	PRC Williston, Inc.	Wholly-Owned Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Magnum Hunter Resources Corporation Consolidated
Net income (loss)	$(13,800)	$(7,097)	$2,371	$498	$4,357	$(13,671)
Foreign currency translation loss	—	—	—	—	—	—
Unrealized gain (loss) on available for sale securities	—	—	—	—	—	—
Comprehensive income (loss)	(13,800)	(7,097)	2,371	498	4,357	(13,671)
Comprehensive income (loss) attributable to non-controlling interest	—	—	—	—	(129)	(129)
Comprehensive income (loss) attributable to Magnum Hunter Resources Corporation	$(13,800)	$(7,097)	$2,371	$498	$4,228	$(13,800)

Magnum Hunter Resources Corporation and Subsidiaries
Condensed Consolidating Statements of Cash Flows
(in thousands)

	For the Year Ended December 31, 2012
	Magnum Hunter Resources Corporation	PRC Williston, Inc.	Wholly-Owned Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Magnum Hunter Resources Corporation Consolidated
Cash flow from operating activities	$(458,921)	$1,256	$281,782	$235,104	$(1,210)	$58,011
Cash flow from investing activities	(364,045)	(49)	(287,204)	(357,912)	3	(1,009,207)
Cash flow from financing activities	831,080	(1,207)	1,781	163,581	1,207	996,442
Effect of exchange rate changes on cash	—	—	—	(2,474)	—	(2,474)
Net increase (decrease) in cash	8,114	—	(3,641)	38,299	—	42,772
Cash at beginning of period	18,758	—	(546)	(3,361)	—	14,851
Cash at end of period	$26,872	$—	$(4,187)	$34,938	$—	$57,623

	For the Year Ended December 31, 2011
	Magnum Hunter Resources Corporation	PRC Williston, Inc.	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Magnum Hunter Resources Corporation Consolidated
Cash flow from operating activities	$(203,251)	$(1,738)	$138,855	$98,048	$1,924	$33,838
Cash flow from investing activities	(90,464)	(175)	(141,954)	(129,111)	(11)	(361,715)
Cash flow from financing activities	310,917	1,913	3,206	28,070	(1,913)	342,193
Effect of exchange rate changes on cash	—	—	—	(19)	—	(19)
Net increase (decrease) in cash	17,202	—	107	(3,012)	—	14,297
Cash at beginning of period	1,556	—	(653)	(349)	—	554
Cash at end of period	$18,758	$—	$(546)	$(3,361)	$—	$14,851

Magnum Hunter Resources Corporation and Subsidiaries
Condensed Consolidating Statements of Cash Flows
(in thousands)

	For the Year Ended December 31, 2010
	Magnum Hunter Resources Corporation	PRC Williston, Inc.	Wholly-Owned Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Magnum Hunter Resources Corporation Consolidated
Cash flow from operating activities	$(92,809)	$(4,818)	$37,687	$53,869	$4,903	$(1,168)
Cash flow from investing activities	(21,926)	(237)	(41,531)	(54,606)	19	(118,281)
Cash flow from financing activities	117,998	4,922	(520)	243	(4,922)	117,721
Net increase (decrease) in cash	3,263	(133)	(4,364)	(494)	—	(1,728)
Cash at beginning of period	(1,707)	133	3,711	145	—	2,282
Cash at end of period	$1,556	$—	$(653)	$(349)	$—	$554